Share-Based Payments - Summary of ADS Options Outstanding (Details)	12 Months Ended
	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Balance, number of options and rights | shares	35,300,000	25,450,000	22,988,000
To employees and directors under the LTIP and NED Plan, number of options and rights | shares	16,127,200	9,850,000	10,050,000
Exercised during the year, number of options and rights | shares	(156,250)		(6,613,000)
Expired during the year, number of options and rights | shares	(7,481,867)		(975,000)
Balance, number of options and rights | shares	43,789,083	35,300,000	25,450,000
Outstanding options and rights exercisable | shares	24,354,341	20,024,203	10,842,234
Balance, weighted average exercise price | $ / shares	$ 0.89	$ 1.04	$ 1.16
To employees and directors under the LTIP and NED Plan, weighted average exercise price | $ / shares	0.65	0.3	0.58
Exercised during the year, weighted average exercise price | $ / shares	0.21		0.62
Expired during the year, weighted average exercise price | $ / shares	2.71		0.61
Balance, weighted average exercise price | $ / shares	0.51	0.89	1.04
Exercisable at end of year, weighted average exercise price | $ / shares	$ 0.60	$ 1.19	$ 1.48
American Depository Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Balance, number of options and rights | shares	5,748,000	1,505,000	925,000
To employees and directors under the LTIP and NED Plan, number of options and rights | shares	6,333,500	4,768,000	755,000
Exercised during the year, number of options and rights | shares	(7,500)
Expired during the year, number of options and rights | shares	(5,094,457)	(525,000)	(175,000)
Balance, number of options and rights | shares	6,979,543	5,748,000	1,505,000
Outstanding options and rights exercisable | shares	2,138,378	537,914	250,000
Balance, weighted average exercise price | $ / shares	$ 2.64	$ 5.81	$ 6.75
To employees and directors under the LTIP and NED Plan, weighted average exercise price | $ / shares	3.53	1.97	5.07
Exercised during the year, weighted average exercise price | $ / shares	1.89
Expired during the year, weighted average exercise price | $ / shares	2.9	5.62	7.62
Balance, weighted average exercise price | $ / shares	3.26	2.64	5.81
Exercisable at end of year, weighted average exercise price | $ / shares	$ 3.52	$ 6.01	$ 6.7